Schedule of Deferred Share Units (Details)		6 Months Ended				9 Months Ended						12 Months Ended
		Dec. 31, 2020 $ / shares shares		Dec. 31, 2020 $ / shares shares		Sep. 30, 2021 $ / shares shares		Sep. 30, 2021 $ / shares shares		Sep. 30, 2020 $ / shares shares		Jun. 30, 2020 $ / shares shares		Jun. 30, 2020 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance | shares		600,000		600,000		988,990		988,990
Weighted average grant date fair value per share, Unvested, Beginning balance				$ 0.40				$ 0.39
Number of shares, Granted | shares		388,990	[1],[2]	388,990	[1],[2]	1,348,434	[3],[4],[5]	1,348,434	[3],[4],[5]	600,000	[6],[7]	600,000	[8]	600,000	[8]
Number of shares, Unvested, Ending balance | shares		988,990		988,990		618,000		618,000		600,000		600,000		600,000
Weighted average grant date fair value per share, Unvested, Ending balance				$ 0.39				$ 0.45		$ 0.40				$ 0.40
Weighted average grant date fair value per share, Granted				0.39	[1],[2]			0.30	[3],[4],[5]	0.40	[6],[7]			$ 0.40	[8]
Phantom Share Units P S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share, Unvested, Beginning balance								1.03
Weighted average grant date fair value per share, Unvested, Ending balance				$ 1.03				$ 1.03		1.03
Weighted average grant date fair value per share, Granted	[9]									$ 1.03
Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares, Unvested, Beginning balance | shares		7,500,000		7,500,000		7,500,000		7,500,000
Number of shares, Granted | shares										7,500,000	[9]	7,500,000	[10]	7,500,000	[10]
Number of shares, Unvested, Ending balance | shares		7,500,000		7,500,000		7,500,000		7,500,000		7,500,000		7,500,000		7,500,000
CAD [Member] | Phantom Share Units P S U [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per share, Unvested, Beginning balance		$ 0.65				$ 0.65
Number of shares, Granted | shares	[10]											0.65		0.65
Weighted average grant date fair value per share, Unvested, Ending balance		$ 0.65										$ 0.65

[1]	On December 6, 2020, the Company granted 220,990 RSUs to a consultant of the Company. The RSUs vest in one sixth increments per month. The vesting of these RSUs results in stock-based compensation of $29,304 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[2]	On November 16, 2020, the Company granted 168,000 RSUs to certain directors of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $3,998 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $nil), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[3]	On August 5, 2021, the Company granted 595,228 RSUs to consultants of the Company, vesting immediately. The vesting of these RSUs resulted in stock-based compensation of $100,022 for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive.
[4]	On January 1, 2021, the Company granted 735,383 RSUs to a consultant of the Company. Of the 735,383 RSUs, 245,128 RSUs vested immediately, and the remaining 490,255 RSUs vested in 1/12 increments per month. The vesting of these RSUs results in stock-based compensation of $26,263 and $291,364, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[5]	On July 1, 2021, the Company granted 17,823 RSUs to a consultant of the Company, vesting immediately. The vesting of these RSUs resulted in stock-based compensation of $4,026 for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 - $nil), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[6]	On April 20, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one-fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $14,334 and $57,494, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 $27,568 and $50,641, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[7]	On April 20, 2020, the Company granted 200,000 RSUs to a certain director of the Company. The RSUs vest in one-fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $5,785 and $14,933, respectively for the three and nine months ended September 30, 2021 (three and nine months ended September 30, 2020 $9,352 and $16,569, respectively), which is included in operation and administration expenses on the condensed interim consolidated statements of income (loss) and comprehensive income (loss).
[8]	On April 20, 2020, the Company granted 400,000 RSUs to a certain officer of the Company. The RSUs vest in one fourth increments upon each anniversary of the grant date. The vesting of these RSUs results in stock-based compensation of $41,540 for the six months ended December 31, 2020 (years ended June 30, 2020 and 2019 - $17,384 and $nil, respectively), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.
[9]	On April 21, 2020, the Company granted
[10]	On April 21, 2020, the Company granted 7,500,000 DSUs. The DSUs vest in one fourth increments upon each anniversary of the grant date and expire in 5 years. During the six months ended December 31, 2020, the Company recognized $560,461 stock-based compensation related to the DSUs (years ended June 30, 2020 and 2019 - $549,664 and $nil, respectively), which is included in operation and administration expenses on the consolidated statements of loss and comprehensive loss.